Going Concern and Management's Plans - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Working capital deficiency	$ 8,741,867		$ 8,410,686
Stockholders deficiency	(7,395,292)		(6,888,393)	(6,685,069)	(5,141,693)
Net loss	(1,760,121)	(1,669,676)	(5,587,612)	(5,751,194)
Note principal and accrued interest converted to equity			(274,000)	(404,285)
Subsequent Event
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Amount raised through debt financing	100,000		30,000
Amount raised through equity financing	200,000		801,000
Notes payable aggregate principal past due			5,000
Other Research and Development Expense			227,234
Subsequent Event | Notes Payable, Accrued Interest Exchanged
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Note principal and accrued interest converted to equity	26,501		5,984
Subsequent Event | Notes Payable, Principal Exchanged
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Note principal and accrued interest converted to equity	$ 307,873		$ 50,000